SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Subsidiary or Equity Method Investee [Line Items]
Outstanding shares, beginning	2,748,371
Weighted average exercise price, beginning	$ 7.40	$ 2.50
Weighted-Average Remaining Contractual Term, Outstanding	3 years 8 months 12 days
Aggregate Intrinsic Value	$ 1,717,104,000		$ 3,960
Issued	130,363	2,332,752	427,120
Weighted average exercise price, issued	$ 3.36
Weighted-Average Remaining Contractual Term, Issued	5 years 3 months 18 days	3 years 9 months 18 days	4 years
Exercised	2,878,734	(6,098)
Weighted average exercise price, ending	$ 7.21	$ 7.40	$ 2.50
Weighted-Average Remaining Contractual Term, Outstanding	3 years 7 months 6 days
Aggregate Intrinsic Value		$ 1,717,104,000
Weighted average exercise price, warrants vested and expected to vest	$ 7.21
Weighted-Average Remaining Contractual Term, Vested and Expected	3 years 7 months 6 days	3 years 8 months 12 days
Warrants Vested and expected to vest, Aggregate Intrinsic Value		$ 1,717,104
Weighted average exercise price, exercisable	$ 7.46
Weighted-Average Remaining Contractual Term, Exercisable	3 years 4 months 24 days	3 years 7 months 6 days
Warrants Exercisable, Aggregate Intrinsic Value		$ 1,711,424
Weighted-Average Remaining Contractual Term, Outstanding		5 years
Aggregate Intrinsic Value		$ 1,717,104,000
Exercised			(87,300)
Outstanding shares, ending	2,878,734	2,748,371
Outstanding shares Exercise price		$ 7.40
Weighted-Average Remaining Contractual Term, Outstanding		3 years 8 months 12 days
Warrants Vested and expected to vest, Aggregate Intrinsic Value		$ 1,717,104
Warrants Exercisable, Aggregate Intrinsic Value		$ 1,711,424
BioSig AI Sciences, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Outstanding shares, beginning	130,500
Weighted average exercise price, beginning	$ 1.00
Issued		130,500
Weighted average exercise price, issued		$ 1.00
Weighted average exercise price, ending		1.00
Warrants Vested and expected to vest, Shares			130,500
Weighted average exercise price, warrants vested and expected to vest		$ 1.00
Weighted-Average Remaining Contractual Term, Vested and Expected		4 years 6 months
Warrants exercisable, shares		130,500
Weighted average exercise price, exercisable		$ 1.00
Weighted-Average Remaining Contractual Term, Exercisable		4 years 6 months
Outstanding shares, ending		130,500
Weighted-Average Remaining Contractual Term, Outstanding		5 years
Warrants vested and expected to vest, shares		130,500
BioSig AI Sciences, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Outstanding shares, beginning	2,748,371	421,717	81,897
Weighted average exercise price, beginning		$ 18.90	$ 57.40
Weighted average exercise price, issued		$ 5.31	10.50
Weighted average exercise price, ending			$ 18.90
Warrants Vested and expected to vest, Shares	2,878,734	2,748,371
Weighted average exercise price, warrants vested and expected to vest		$ 7.40
Warrants exercisable, shares	2,683,389	2,465,695
Weighted average exercise price, exercisable		$ 7.53
Weighted-Average Remaining Contractual Term, Outstanding		4 years 3 months 18 days	5 years 3 months 18 days
Outstanding shares Exercise price Issued			$ 2.50
Outstanding shares Exercise price Exercised		$ 4.10
Outstanding shares, ending		2,748,371	421,717
Warrants vested and expected to vest, shares	2,748,371